Employee Benefit Plan, Fair Value and NAV	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
3. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 emphasizes that fair value is a market-based measurement, not an entity specific measurement. Therefore, a fair value measurement should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering market participant assumptions in fair value measurements, FASB ASC Topic 820 establishes a fair value hierarchy, which prioritizes the inputs used in measuring fair values. The hierarchy gives the highest priority to Level 1 measurements and the lowest priority to Level 3 measurements. The three levels of the fair value hierarchy under FASB ASC Topic 820 are described as follows:

•Level 1: Observable inputs such as quoted prices in active markets;

•Level 2: Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

•Level 3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The asset or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.
Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Mutual funds: Valued at the quoted net asset value ("NAV") of shares held by the Plan at year-end or the last reported sales on an active market prior to close of the Plan year. The mutual funds held by the Plan are deemed to be actively traded.

Common stock of Plan Sponsor: Valued using the last reported sales on an active market prior to close of the Plan year.

Common collective trust: The common collective trusts maintained by Great Gray Trust Company, LLC, the trustee of the common collective trusts, are generally valued based on the fair value each day the New York Stock Exchange is open for trading. The NAV per unit is computed based on the fair value of the underlying assets owned by the fund, minus its liabilities, divided by the number of units outstanding at the time of such computation.

Self-directed brokerage accounts: The Plan allows Participants to invest in self-directed brokerage accounts. The self-directed brokerage accounts include investments in cash, unit investment trusts, mutual funds, common stock, U.S. Government securities, certificates of deposit, rights, warrants, and options. These investments are valued based on the quoted NAV of shares held by the Plan at year-end or the last reported sales on an active market prior to close of the Plan year.

Money market funds: Valued at approximately one dollar per share. The administrator of the fund normally invests a majority of the fund's total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities).

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables classify the investment assets measured at fair value by level within the fair value hierarchy at December 31, 2025 and 2024:

	Fair Value Measurement at December 31, 2025
	Total	Level 1	Level 2	Level 3
Mutual funds	$138,066,827	$138,066,827	$—	$—
Common stock of Plan Sponsor	525,008	525,008	—	—
Common collective trust	5,040,732	—	5,040,732	—
Self-directed brokerage accounts	10,085,337	9,822,124	263,213	—
Money market funds	33,829	33,829	—	—
	$153,751,733	$148,447,788	$5,303,945	$—

	Fair Value Measurement at December 31, 2024
	Total	Level 1	Level 2	Level 3
Mutual funds	$133,397,743	$133,397,743	$—	$—
Common stock of Plan Sponsor	497,652	497,652	—	—
Common collective trust	5,804,764	—	5,804,764	—
Self-directed brokerage accounts	10,427,106	10,104,503	322,603	—
Money market funds	37,942	37,942	—	—
	$150,165,207	$144,037,840	$6,127,367	$—